Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

13. Employee Benefit Plans

The Company maintains a qualified retirement plan (the “401(k) Plan”) with a salary deferral feature designed to qualify under Section 401 of the Internal Revenue Code (the “Code”). The 401(k) Plan permits employees of the Company to defer a portion of their compensation in accordance with the provisions of Section 401(k) of the Code. Matching contributions may be made in amounts and at times determined by the Company. Certain other statutory limitations with respect to the Company’s contribution under the 401(k) Plan also apply. Amounts contributed by the Company for a participant vest over six years and are held in trust until distributed pursuant to the terms of the 401(k) Plan.

Contributions to the 401(k) Plan are invested in accordance with participant elections among certain investment options. Distributions from participant accounts are not permitted before age 65, except in the event of death, permanent disability, certain financial hardships or termination of employment. The Company made matching cash contributions to the 401(k) Plan during 2012, 2011 and 2010 of $0.9 million, $0.8 million and $0.6 million, respectively.

On August 21, 2012, the Company’s board of directors amended the 401(k) Plan to make it a Safe-Harbor Cost or Deferred Arrangement (“Safe-Harbor CODA”) effective January 1, 2013. As a result, (i) certain key employees are now eligible to make salary deferrals into the 401(k) Plan beginning January 1, 2013, (ii) the 401(k) Plan is no longer subject to any provisions of the average deferral percentage test described in Code section 401(k)(3) or the average contribution percentage test described in Code section 401(m)(2), (iii) the basic matching contribution is (a) 100% of the amount of the employee’s deferrals that do not exceed 3% of the employee’s compensation for the year plus (b) 50% of the amount of the employee’s elective deferrals that exceed 3% but do not exceed 5% of the employee’s compensation for the year, and (iv) all employer matching contributions made under the provisions of the Safe-Harbor CODA are non-forfeitable.

Beginning January 1, 2005 and continuing until the amendment of the 401(k) Plan to make it a Safe-Harbor CODA, certain key employees of the Company were excluded from further salary deferrals to the 401(k) Plan, but were eligible to make salary deferrals through participation in the Bank of the Ozarks, Inc. Deferred Compensation Plan (the “Plan”). The Plan, an unfunded deferred compensation arrangement for the group of employees designated as key employees, including certain of the Company’s executive officers, was adopted by the Company’s board of directors on December 14, 2004 and became effective January 1, 2005. Under the terms of the Plan, eligible participants may elect to defer a portion of their compensation. Such deferred compensation is distributable in lump sum or specified installments upon separation from service with the Company or upon other specified events as defined in the Plan. The Company has the ability to make a contribution to each participant’s account, limited to one half of the first 6% of compensation deferred by the participant and subject to certain other limitations. Amounts deferred under the Plan are to be invested in certain approved investments (excluding securities of the Company or its affiliates). Company contributions to the Plan in 2012, 2011 and 2010 totaled $122,000, $123,000 and $117,000, respectively. At December 31, 2012 and 2011, the Company had Plan assets, along with an equal amount of liabilities, totaling $4.2 million and $3.5 million, respectively, recorded on the accompanying consolidated balance sheet. On August 21, 2012, the Company’s board of directors, in conjunction with amending the 401(k) Plan, amended the Plan such that the Company no longer matches any participant salary deferrals made into the Plan.

Effective May 4, 2010, the Company established a Supplemental Executive Retirement Plan (“SERP”) and certain other benefit arrangements for its Chairman and Chief Executive Officer. Pursuant to the SERP, this officer is entitled to receive 180 equal monthly payments of $32,197, or $386,360 annually, commencing at the later of obtaining age 70 or separation from service. If separation from service occurs prior to age 70, such benefit will be at a reduced amount. The costs of such benefits, assuming a retirement date at age 70, will be fully accrued by the Company at such retirement date. During 2012, 2011 and 2010, respectively, the Company accrued $161,000, $148,000 and $89,000 for the future benefits payable under the SERP. The SERP is an unfunded plan and is considered a general contractual obligation of the Company.